Expense Example - FPA Flexible Fixed Income Fund	Jun. 30, 2025 USD ($)
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 57
Expense Example, with Redemption, 3 Years	191
Expense Example, with Redemption, 5 Years	338
Expense Example, with Redemption, 10 Years	767
Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	62
Expense Example, with Redemption, 3 Years	203
Expense Example, with Redemption, 5 Years	357
Expense Example, with Redemption, 10 Years	805
Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	241
Expense Example, with Redemption, 5 Years	430
Expense Example, with Redemption, 10 Years	$ 976